SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

19.                               SEGMENT AND GEOGRAPHIC INFORMATION

The Group operates and manages its business as a single segment.  The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group.

Geographical information

The Group operates in the PRC and all of the Group’s identifiable assets are located in the PRC.

Although the Group operates in multiple cities in the PRC which include Beijing, Shanghai, Guangzhou, Shenzhen, Nanjing and other cities, it believes it operates in one segment as the Group provides services to customers irrespective of their locations.  Accordingly all relevant information about the Group’s operations can be found in the consolidated financial statements.

Major Customers

The Group contracts either directly with advertisers or through advertising agents.  The Group had contracted with the following advertisers or advertising agents that accounted for 10% or more of the total advertising service revenue:

	Percentage of revenue
	2010	2011	2012

Customer A	10.6%	N/A	N/A

There is no accounts receivable from individual customers with balances over 10% of the total accounts receivable as of December 31, 2011 and one customer accounted for 11% of the accounts receivable as of December 31, 2012.